Income Taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Jan. 29, 2014	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Federal income tax statutory rate		35.00%
Deferred tax assets related to NOL carryforwards		$ 153,600,000
AMT tax credit		7,999,000	$ 3,961,000
Accrual for interest related to income tax filings		0
Interest Expense
Income Taxes [Line Items]
Interest incurred related to income tax filings		100,000
General and Administrative Expense
Income Taxes [Line Items]
Penalties incurred related to income tax filings		100,000
Federal | IRS
Income Taxes [Line Items]
Income tax net operating loss (NOL) carryforward		398,500,000
Federal | IRS | Intangible drilling costs
Income Taxes [Line Items]
AMT tax credit		8,000,000
State
Income Taxes [Line Items]
Income tax net operating loss (NOL) carryforward		$ 293,800,000
IPO
Income Taxes [Line Items]
Deferred tax liability recorded in equity			$ (162,320,000)
IPO | Deferred Tax Liability Recorded In Equity
Income Taxes [Line Items]
Deferred tax liability recorded in equity	$ 162,300,000